Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2021	June 30, 2021
Accounts payable	$1,857,720	$1,464,692
Accrued liabilities	305,127	310,528
Contingent liabilities	258,858	283,619
Total accounts payable and accrued liabilities:	$2,421,705	$2,058,839

	June 30, 2021	June 30, 2020
Accounts payable	$1,464,692	$1,330,939
Accrued liabilities	310,528	25,289
Contingent liabilities	283,619	227,000
Total accounts payable and accrued liabilities:	$2,058,839	$1,583,228